Segment Information	6 Months Ended
Jun. 30, 2023
Segment Information [Abstract]
Segment information

5. Segment information

Revenue recognized from continuing operations has arisen entirely within the UK (six months ended June 30, 2022: all UK).

The following table presents the Group’s non-current assets by geographic location.

	At June 30 2023 £’000	At December 31 2022 £’000
Non-current assets
UK	172,531	262,541
EU	46	1,855
Total	172,577	264,396